Issued Capital and Share Premium - Summary of Issued Capital and Share Premium (Detail) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Number of shares authorized, beginning balance	70,800,000	35,400,000	35,400,000
Number of shares authorized, ending balance	70,800,000	70,800,000	35,400,000
Number of shares authorized, increase due to stock split of 1 share into 2 shares		35,400,000
Number of shares authorized, beginning balance	20,620,200	9,859,600	9,755,100
Number of shares issued and fully paid, issued during the year	198,000	571,900	104,500
Number of shares issued and fully paid, increase due to stock split of 1 share into 2 shares		10,188,700
Number of shares issued and fully paid, ending balance	20,818,200	20,620,200	9,859,600
Beginning balance	¥ 4,097,358	¥ 2,786,868	¥ 2,305,856
Amount of shares issued and fully paid, issued during the year	106,301	438,363	57,985
Ending balance	3,981,818	4,097,358	2,786,868
Share capital [member]
Disclosure of classes of share capital [line items]
Beginning balance	1,485,475	1,281,981	1,254,341
Amount of shares issued and fully paid, issued during the year	47,349	203,494	27,640
Ending balance	1,532,824	1,485,475	1,281,981
Share premium [member]
Disclosure of classes of share capital [line items]
Beginning balance	800,068	565,199	534,854
Amount of shares issued and fully paid, issued during the year	58,952	234,869	30,345
Ending balance	¥ 859,020	¥ 800,068	¥ 565,199